Other operating expenses (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Other operating expenses [Abstract]
Insurance	$ 1,736	$ 1,160	$ 4,835	$ 4,552
Sponsorship and marketing	748	66	1,442	176
Charitable donations	4	9	237	158
Filing fees	21	19	57	58
ERS fees	24	0	56	0
Site identification costs	0	0	0	15
Non-refundable sales tax (See Note 12)	1,351	402	4,317	1,429
Non-refundable provincial sales tax	340	70	963	70
Other expenses	313	240	1,105	774
Legal expenses	0	0	1,797	0
Total other operating expenses	$ 4,537	$ 1,966	$ 14,809	$ 7,232